Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets held for sale
Schedule of profit and loss statement from discontinued operations

	2021	2020	2019
	US$'000	US$'000	US$'000
Sales	—	—	13,164
Raw materials and energy consumption for production	—	—	(271)
Other operating income	—	—	365
Staff costs	—	—	(1,450)
Other operating expense	—	—	(1,995)
Depreciation and amortization charges, operating allowances and write-downs	—	—	(2,830)
Impairment losses	—	—	—
Operating Profit (loss)	—	—	6,983
Net finance expense	—		(6,433)
(LOSS) PROFIT BEFORE TAXES FROM DISCONTINUED OPERATIONS	—	—	550
Income tax expense	—	—	(1,015)
Gain on sale of discontinued operation	—	(5,399)	85,102
(LOSS) PROFIT AFTER TAXES FROM DISCONTINUED OPERATIONS	—	(5,399)	84,637

Schedule of earnings per share from discontinued operations

	2021	2020	2019
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	—	(5,399)	84,637
Denominator:
Weighted average basic shares outstanding	—	169,269,281	169,152,905
Basic earnings (loss) per ordinary share (US$)	—	(0.03)	0.50

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	—	(5,399)	84,637
Denominator:
Weighted average basic shares outstanding	—	169,269,281	169,152,905
Effect of dilutive securities	—	—	—
Weighted average dilutive shares outstanding	—	169,269,281	169,152,905
Diluted earnings (loss) per ordinary share (US$)	—	(0.03)	0.50

Schedule of cash flows from discontinued operations

	2021	2020	2019
	US$'000	US$'000	US$'000
Cash flows from operating activities:
Profit for the period	—	(5,399)	84,637
Adjustments to reconcile net (loss) profit to net cash provided by operating activities:
Income tax expense (benefit)	—	—	1,015
Depreciation and amortization charges, operating allowances and write-downs	—	—	2,830
Net Finance expense	—	—	6,433
Gains on disposals of non-current and financial assets	—	5,399	(85,102)
Changes in working capital
Decrease / (increase) in accounts receivable	—	—	(10,341)
Decrease / (increase) in inventories	—	—	2
Increase / (Decrease) in accounts payable	—	—	89
Other changes in operating assets and liabilities
Other, net	—	(24)	69,243
Income tax paid	—	—	—
Interest paid	—	—	(2,307)
Total cash flow from operating activities	—	(24)	66,499
Cash flows from investing activities:
Payments due to investments:
Property, plant and equipment	—	—	(126)
Disposals:
Disposal of business, net of cash	—	—	—
Total cash flow from investing activities	—	—	(126)
Cash flows from financing activities:
Other financing activities	—	—	(66,457)
Total cash flow from financing activities	—	—	(66,457)
INCREASE / (DECREASE) IN CASH	—	(24)	(84)
CASH AT BEGINNING OF PERIOD	-	24	108
CASH AT END OF PERIOD	—	—	24